Other liabilities (Details 7) - Legal proceedings provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 8,925	$ 5,878
Accrual of the year	4,283	3,661
Use of the provision	(1,638)	(810)
Translation differences and inflation adjustment	(1,887)	196
Balances at the end of year	$ 9,683	$ 8,925